5. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Sep. 30, 2020
Notes
5. EXPLORATION AND EVALUATION ASSETS

5.EXPLORATION AND EVALUATION ASSETS

The Company follows the prospect generator model whereby it acquires projects on attractive terms, adds value through preliminary exploration efforts and then vends or options the project for further advancement.

Although the Company has taken steps to verify title to its unproven mineral right interests, these procedures do not guarantee the Company's title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

The Company has properties in Nevada, USA (the “USA Properties”), in British Columbia and Yukon Territory of Canada (the “Canada Properties”) and in Peru (the “Peru Properties”).  Following are summary tables of exploration and evaluation assets and brief summary descriptions of each of the exploration and evaluation assets:

ALIANZA MINERALS LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2020, 2019 AND 2018

(Presented in Canadian Dollars)

	USA				Canada			Peru
	Horsethief	Twin Canyon	Bellview	BP	Others	Haldane	KRL	Tim	Others	Yanac	Total

Balance at September 30, 2019	$173,156	$-	$85,548	$248,975	$23,404	$1,433,291	$139,847	$1	$1,198,997	$425,012	$3,728,231

Additions during the year
Acquisition costs:
Property acquisition	-	185,012	-	-	-	31,250	101,000	-	-	-	317,262
	-	185,012	-	-	-	31,250	101,000	-	-	-	317,262
Exploration expenditures:
Aircraft charter	-	-	-	-	-	30,366	-	-	-	-	30,366
Camp, travel and meals	45,929	16,353	-	-	-	11,274	690	-	-	-	74,246
Community relations	-	-	-	-	-	1,420	-	-	-	-	1,420
Drilling	540,092	-	-	-	-	7,020	-	-	-	-	547,112
Field equipment rental	13,094	-	-	-	-	6,788	4	-	-	-	19,886
Field supplies and maps	12,761	3,266	-	-	-	5,397	-	-	-	-	21,424
Geochemical	114,324	11,375	1,870	1,478	-	2,100	-	-	-	-	131,147
Geological consulting	245,193	106,014	71	1,701	-	80,548	13,816	50	2,591	-	449,984
Geophysics	45,753	-	-	-		-	-	-	-		45,753
Legal and accounting	3,335	-	-	-	-	38	500	-	-	-	3,873
Licence and permits	43,400	29,316	10,368	33,424	3,501	5,335	-	-	-	5,885	131,229
Management fees	121,169	-	-	-	-	-	-	-	-	-	121,169
Reporting, drafting, sampling, and analysis	-	-	-	-	-	12,251	1,630	-	-	-	13,881
Trenching	31,267	-	-	-		-	-	-	-		31,267
	1,216,317	166,324	12,309	36,603	3,501	162,537	16,640	50	2,591	5,885	1,622,757
Less:
Recovered exploration expenditures	(1,210,473)	-	-	(25,009)	(3,359)	-	-	(10,000)	-	-	(1,248,841)
Write-down of properties	-		-	-	-	-	-	-	(87,338)	-	(87,338)

Net additions	5,844	351,336	12,309	11,594	142	193,787	117,640	(9,950)	(84,747)	5,885	603,840

Foreign currency translation	(363)	-	(71)	-	-	-	-	-	-	(6,076)	(6,509)

Balance at September 30, 2020	$178,637	$351,336	$97,786	$260,569	$23,546	$1,627,078	$257,487	$(9,949)	$1,114,250	$424,821	$4,325,562

ALIANZA MINERALS LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2020, 2019 AND 2018

(Presented in Canadian Dollars)

	USA				Canada			Peru

	Horsethief	Bellview	BP	Others	Haldane	KRL	Others	Yanac	Total

Balance at September 30, 2018	$223,045	$95,291	$248,975	$23,038	$471,424	$21,545	$1,197,974	$419,219	$2,700,511

Additions during the year
Acquisition costs:
Property acquisition	-	-	-	-	178,125	21,500	-	-	199,625
	-	-	-	-	178,125	21,500	-	-	199,625
Exploration expenditures:
Aircraft charter	-	-	-	-	34,319	18,093	-	-	52,412
Camp, travel and meals	37,230	24,749	23,130	-	129,498	15,595	37	-	230,239
Community relations	-	-	-	-	2,840	-	-	-	2,840
Drilling	-	-	-	-	315,801	-	-	-	315,801
Field equipment rental	9,652	7,931	3,515	-	20,381	2,145	513	-	44,137
Field supplies and maps	4,048	409	1,025	-	31,110	933	-	-	37,525
Geochemical	7,133	-	12,101	-	(804)	-	-	-	18,430
Geological consulting	141,211	20,196	72,553	-	268,826	46,880	474	-	550,140
Legal and accounting	790	552	1,781	187	54	-	-	-	3,364
Licence and permits	15,103	10,327	33,298	3,561	1,486	-	-	5,874	69,649
Management fees	27,706	10,866	6,931	-	-	-	-	-	45,503
Reporting, drafting, sampling, and analysis	-	39,729	-	-	20,231	13,156	-	-	73,116
	242,873	114,759	154,334	3,748	823,742	96,802	1,024	5,874	1,443,156

Less:
Yukon Mining Incentive Refund	-	-	-	-	(40,000)	-	-	-	(40,000)
Recovered exploration expenditures	(292,762)	(124,502)	(154,334)	(3,382)	-	-	-	-	(574,980)

Net additions	(49,889)	(9,743)	-	366	961,867	118,302	1,024	5,874	1,027,801

Foreign currency translation	-	-	-	-	-	-	-	(81)	(81)

Balance at September 30, 2019	$173,156	$85,548	$248,975	$23,404	$1,433,291	$139,847	$1,198,998	$425,012	$3,728,231

ALIANZA MINERALS LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2020, 2019 AND 2018

(Presented in Canadian Dollars)

5.EXPLORATION AND EVALUATION ASSETS – continued

USA

On January 27, 2015, the Company signed a binding agreement to acquire eight gold properties in Nevada, USA from Sandstorm Gold Ltd. (“Sandstorm”) by issuing 150,000 shares to Sandstorm and granting a net smelter returns royalty ranging from 0.5% to 1.0%. The Company also granted Sandstorm a right of first refusal on any future metal streaming agreements on these properties. In 2015 and 2016, the Company dropped four of the gold properties.  The properties retained are:

•Horsethief

•Bellview

•East Walker

•Ashby

a)Horsethief (Nevada)

The Horsethief property is located in Lincoln County, northeast of Pioche. A 2% NSR is payable to a previous owner of the property from production from some claims on the property while a 1% NSR is payable to Sandstorm on all the claims on the property.

In 2017, the Company acquired new ground by staking an additional 33 BLM Iode mining claims at the Horsethief property.

On March 1, 2019 (“Effective Date”), the Company entered into an option agreement with Hochschild Mining (US) Inc. (“Hochschild”) whereby Hochschild could earn up to a 70% undivided interest in the Horsethief property.

Under the terms of the agreement, Hochschild could earn an initial 60% interest in the project by US$5,000,000 in exploration on the property over a 5.5-year period, with a minimum expenditure as below:

Period	Defined Term	Minimum Qualifying Expenditure
18 months from the Effective Date	Agreement Year 1	US$500,000
12 months from the end of Agreement Year 1	Agreement Year 2	US$500,000
12 months from the end of Agreement Year 2	Agreement Year 3	US$500,000
12 months from the end of Agreement Year 3	Agreement Year 4	US$500,000
12 months from the end of Agreement Year 4	Agreement Year 5	US$500,000

Within 60 days of acceptance of the first option, Hochschild may elect to undertake a second option to earn an additional 10% (total 70%) in the property by funding a further US$5,000,000 in exploration over 3 years (minimum US$500,000 in exploration per year).

As of September 30, 2020, Hochschild had forwarded a total of $1,601,766 (US$1,200,814) for the Horsethief property. The Company held $83,070 (US$62,276) on behalf of Hochschild to be spent on the Horsethief property, which is recorded as restricted cash.

On November 20, 2020, Hochschild terminated the earn-in on the Horsethief project. Thus, the Company retains 100% interest in the Horsethief project.

b)Bellview (Nevada)

The Bellview property is located in White Pine County, near the Bald Mountain Gold Mine.  A 2% NSR is payable to a previous owner of the property and a 1% NSR is payable to Sandstorm from production from all the claims on the property.

On February 7, 2019 (“Effective Date”), the Company entered into an option agreement with Hochschild whereby Hochschild could earn up to a 70% undivided interest in the Bellview property.

Under the terms of the agreement, Hochschild could earn an initial 60% interest in the project by US$3,500,000 in exploration on the property over a 5.5-year period, with a minimum expenditure as below:

Period	Defined Term	Minimum Qualifying Expenditure
18 months from the Effective Date	Agreement Year 1	US$100,000
From the end of Agreement Year 1 to 30 months after Effective Date	Agreement Year 2	US$500,000
From the end of Agreement Year 2 to 42 months after Effective Date	Agreement Year 3	US$500,000
From the end of Agreement Year 3 to 54 months after Effective Date	Agreement Year 4	US$500,000

Within 60 days of acceptance of the first option, Hochschild may elect to undertake a second option to earn an additional 10% (total 70%) in the property by funding a further US$3,500,000 in exploration over 3 years (minimum US$500,000 in exploration per year).

During the option period, Hochschild had forwarded a total of $124,502 (US$94,014) for the Bellview property.

On November 25, 2019, Hochschild terminated the earn-in on the Bellview project. Thus, the Company retains 100% interest in the Bellview project.

c)BP

On June 10, 2013, the Company purchased from Almaden Minerals Ltd. (“Almaden”) the BP property in Nevada, USA.  A 2% NSR is payable to Almadex Minerals Limited (“Almadex”) on future production on the property after Almaden transferred the NSR right to Almadex.

In 2017, the Company acquired new ground by staking an additional 48 BLM Iode mining claims at the BP property.

On March 1, 2019 (“Effective Date”), the Company entered into an option agreement with Hochschild whereby Hochschild could earn up to a 70% undivided interest in the BP property.

Under the terms of the agreement, Hochschild could earn an initial 60% interest in the project by US$2,500,000 in exploration on the property over a 4.5-year period, with a minimum expenditure as below:

Period	Defined Term	Minimum Qualifying Expenditure
18 months from the Effective Date	Agreement Year 1	US$100,000
12 months from the end of Agreement Year 1	Agreement Year 2	US$500,000
12 months from the end of Agreement Year 2	Agreement Year 3	US$500,000
12 months from the end of Agreement Year 3	Agreement Year 4	US$500,000

Within 60 days of acceptance of the first option, Hochschild may elect to undertake a second option to earn an additional 10% (total 70%) in the property by funding a further US$2,500,000 in exploration over 3 years (minimum US$500,000 in exploration per year).

During the option period, Hochschild had forwarded a total of $179,343 (US$138,267) for the BP property.

On November 25, 2019, Hochschild terminated the earn-in on the BP project. Thus, the Company retains 100% interest in the BP project.

	September 30, 2020	September 30, 2019

Restricted cash & Funds held for optionee
Horsethief – Hochschild	$83,070	$29,546
	$83,070	$29,546

d)Twin Canyon (Colorado)

On June 17, 2020, the Company acquired a lease of the Twin Canyon gold property in southwest Colorado under the following terms:

•Make cash payments of US$26,000 ($34,681) to Myron Goldstein and US$32,000 ($42,685) to Jon Thorson (paid) and issue 250,000 shares to Myron Goldstein and 250,000 shares to Jon Thorson (shares issued);

•500,000 shares on the date that is five business days following the date that the Company, directly or indirectly, stakes any mineral claims adjacent to the property (shares issued);

•500,000 shares on the date that is five business days following the date that the Company enters into a joint venture, option or similar agreement with a third party in respect of the property; and

•500,000 shares on the date that is five business days following the date that the Company, directly or indirectly, commence a drill program in respect of the property.

The Company agreed to assume the terms of Myron Goldstein and Jon Thorson commitments under the lease, namely the annual lease payments of US$15,000 for ten years, with the right to extend the lease for 2 additional terms of ten years each.  The original property owner has a 1.5% NSR on the property, two-thirds (1%) of which is purchasable at any time for US$1,000,000.  If annual NSR payments exceed US$20,000 in a given year, the Company will not have to make the annual US$15,000 lease payment for that year.

As of September 30, 2020, the Company had spent $351,336 on advancing this property, including the acquisition costs.

e)Others – Ashby (Nevada)

On August 2, 2017, the Company signed an exploration lease agreement to lease the Ashby gold property to Nevada Canyon Gold Corp. (“Nevada Canyon”). Under the terms of the agreement, Nevada Canyon made a US$1,000 payment on signing and an annual payment of US$2,000 and will grant a 2% Net Smelter Royalty (“NSR”) on future production from the Lazy 1-3 claims comprising the Ashby property. Nevada Canyon will also be responsible for all claim fees and certain reclamation work to be undertaken on the property. The initial term of the lease is 10 years and can be extended for an additional 20 years.

During the year ended September 30, 2020, Nevada Canyon reimbursed the Company $3,359 which includes US$543 for the 2020 annual property claim fee and US$2,000 for the 2020 annual payment.

f)Others – East Walker (Nevada)

The East Walker property is located in Lyon County, west of Hawthorne. A 2% NSR is payable to a previous owner of the property from production from some claims on the property.

As of September 30, 2020, the Company had spent $27,056 on advancing this property.

Canada

a)Haldane (Yukon)

On March 2, 2018, the Haldane property was purchased from Equity Exploration Consultants Ltd. (“Equity”), and is located in Yukon Territory, Canada. Equity has a 2% NSR royalty on the Haldane property.

The Company purchased the Haldane property from Equity for the following consideration:

•issue 2 million shares to Equity upon receipt of TSX-Venture approval (shares issued);

•make two staged cash payments of $50,000 each to Equity by June 30, 2018 (paid) and June 30, 2019 (paid);

•make a final $100,000 cash payment or issue the number of shares of equivalent value at the Company’s election, on June 30, 2019 ($25,000 paid and shares of $75,000 issued); and

•make bonus share payments to Equity:

oissue 250,000 shares to Equity upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

o500,000 shares to be issued upon the decision to commence construction of a mine or processing plant.

On April 12, 2018, the Company purchased the Nur, Clarkston and Fara claims which are contiguous to and grouped with the Haldane property from the estate of Yukon prospector John Peter Ross (the “Estate”) for the following consideration:

•issue 100,000 shares to the Estate upon receipt of TSX-Venture approval (shares issued);

•make cash payment of $10,000 to the Estate by June 30, 2018 (paid);

•make cash payment of $20,000 (paid) and issue 125,000 shares (issued) to the Estate by April 12, 2019;

•make cash payment of $20,000 (paid) and issue 125,000 shares (issued) to the Estate by April 12, 2020;

•make cash payment of $25,000 and issue 150,000 shares to the Estate by April 12, 2021; and

•make bonus share payments to the Estate as follows:

oissue 250,000 shares to the Estate upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

o500,000 shares to be issued upon the decision to commence construction of a mine or processing plant.

As of September 30, 2020, the Company had spent $1,627,078 on advancing this property, including the acquisition costs.

b)KRL (British Columbia)

On September 1, 2018, the Company optioned the KRL property from prospector Bernie Kreft (“Kreft”), and is located in British Columbia’s prolific Golden Triangle, Canada. Kreft has a 1% NSR royalty on the KRL property.

The Company optioned the KRL property from Kreft for the following consideration:

•make cash payments of $10,000 (paid) and issue 100,000 shares to Kreft upon receipt of TSX-Venture approval (issued);

•make cash payments of $15,000 to Kreft by October 15, 2018 (paid);

•make cash payments of $5,000 by October 31, 2019 (paid) and a further $20,000 by January 1, 2020 (paid) and issue 100,000 shares (issued) to Kreft by September 30, 2019;

•make cash payments of $50,000 (paid) and issue 200,000 shares (issued) to Kreft by September 30, 2020;

•make cash payments of $50,000 and issue 200,000 shares to Kreft by September 30,2021;

•make cash payments of $100,000 and issue 200,000 shares to Kreft by September 30,2022; and

•make bonus share payments to Kreft as follows:

oissue additional shares upon the disclosure of an NI43-101 inferred resource estimate equal to 1 share per ounce of inferred resource, to a maximum of 350,000 shares; and

o500,000 shares to be issued on the commencement of commercial production.

As of September 30, 2020, the Company had spent $257,487 on advancing this property, including the acquisition costs.

c)Tim property (Yukon)

On January 24, 2020, the Company entered into an option agreement with a wholly owned subsidiary of Coeur Mining Inc. (“Coeur”) to explore the Tim property in southern Yukon.

Coeur can earn an initial 51% interest in the Tim property by (i) financing $3.55-million in exploration over five years and (ii) making scheduled cash payments totalling $275,000 over five years as follows.

Date/Period	Expenditures	Option Payment
On the Effective Date	None	$10,000 (received)
On or before 1st anniversary of the Class 1 Notification Date	$50,000	$15,000
On or before 2nd anniversary of the Class 1 Notification Date	$500,000	$25,000
On or before 3rd anniversary of the Class 1 Notification Date	$500,000	$50,000
On or before 4th anniversary of the Class 1 Notification Date	$1,000,000	$75,000
On or before 5th anniversary of the Class 1 Notification Date	$1,500,000	$100,000

(*) Class 1 Notification Date is December 16, 2020.

After earning an initial 51% interest in the property, to increase its interest to 80%, Coeur must finance a feasibility study and notify the Company of its intention to develop a commercial mine on the property on or before the eighth anniversary from the date of notification of the Class 1 exploration permit, as well as pay an additional $300,000 to the Company as follows:

Date/Period	Option Payment
On or before 6th anniversary of the Class 1 Notification Date	$100,000
On or before 7th anniversary of the Class 1 Notification Date	$100,000
On or before 8th anniversary of the Class 1 Notification Date	$100,000

d)Others

In 2010, the Company acquired the White River property through staking.  The White River property is located in the Yukon, northwest of Whitehorse.

On July 23, 2007, the Company purchased from Almaden certain properties in the Yukon and Almaden assigned the 2% NSR royalty on future production from these mineral claims to Almadex:

•Goz Creek – located 180 kilometers north east of Mayo, Yukon.

•MOR – located 35 kilometers east of Teslin, Yukon and is 1.5 kilometers north of the paved Alaska Highway.

•Tim – located 72 kilometers west of Watson Lake, Yukon and 12 kilometers northeast of the Silvertip/Midway deposit.

On June 10, 2008, the Company signed another agreement with Almaden to acquire a 100% interest in the Prospector Mountain gold-silver-copper property, located in central Yukon.  Almaden assigned the 2% NSR over any minerals produced from the property to Almadex.  Half of the NSR may be purchased by the Company at any time after the production commences for fair value as determined by an independent valuator. The Company will also issue to Almadex 50,000 fully paid common shares upon receipt of a positive bankable feasibility study for the property. During the year ended September 30, 2020, the Company dropped off Prospector Mountain property and wrot off $87,338.

As of September 30, 2020, the Company had spent $1,201,588 on advancing these properties.

Peru

On April 29, 2015, the Company acquired the Yanac property which is located in Chincha region of the Department of Ica, south-central Peru.

Yanac

On February 27, 2013, Cliffs Natural Resources Exploration Inc., a wholly owned subsidiary of Cliffs Natural Resources Inc. (“Cliffs”) and the Company’s wholly-owned subsidiary entered into a Limited Liability Company Membership Agreement (“agreement”) in respect of the Yanac property. In December 2015, Cliffs’ interest in Yanac was acquired by 50 King Capital Exploration Inc. (“50 King”), a private company, which took over all previous obligations of Cliffs.

On July 6, 2016, 50 King terminated the agreement, retaining only a 0.5% net smelter royalty (“NSR”) on the Yanac property based on prior expenditures and transferred the ownership of the property back to the Company.

As of September 30, 2020, the Company had spent $424,821 on advancing this property.

Mexico

The Company holds a 1% Net Smelter Royalty on certain Mexican properties which is capped at $1,000,000.